Organization and basis of financial statements (Tables)	6 Months Ended
Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Company’s Subsidiaries and the VIEs

Details of the Company’s subsidiaries and the VIEs were as follows:

			Percentage
			of direct or
			indirect
			ownership
	Date of	Place of	by the	Principal
Name of Entity	incorporation	incorporation	Company	activities
Subsidiaries:			Direct
Easy Skills Technology Limited (“Hong Kong ES”)	December 24, 2018	HK	100%	Holding company
Skillful Craftsman Network Technology (Wuxi) Co., Ltd. (“WOFE” or “Craftsman Wuxi”)	January 16, 2019	PRC	100%	Investment holding
Shenzhen Jisen Information Tech Limited (“Jisen Information”)	December 8, 2014	PRC	100%	Financial education and services
LE FIRST SKILLAND PTE. LTD. (“LFS”)	March 30, 2023	Singapore	75%	Vocational education

VIE:			Consolidated Entity
Wuxi Kingway Technology Co., Ltd. (“Wuxi Wangdao”)	June 6, 2013	PRC	100%	Vocational online education and technology services

Schedule of Variable Interest Entities

 (Amounts in US$)

	As of
	September 30, 2023	March 31, 2023
	(Unaudited)	(Audited)
ASSETS
Current assets:
Cash	$18,611,135	$19,142,721
Accounts receivable, net	5,237	8,572
Prepayments	2,785	129,148
Deferred expenses	183,883	939,252
Amounts due from related parties	923,537	958,634
Other receivables	4,652	—
Total current assets	19,731,229	21,178,327
Non-current assets:
Long-term investment	14,614,058	14,296,824
Property and equipment, net	489	6,620
Total non-current assets	14,614,547	14,303,444
TOTAL ASSETS	$34,345,776	$35,481,771
Current liabilities:
Accounts payable	$2,444	$21,894
Taxes payable	2,793	8,488
Employee benefits payable	45,442	33,456
Deferred revenue-current	551,040	1,357,236
Other payables	120,226	104,738
Interest payable	587,616	202,405
Deferred tax liabilities	—	—
Total current liabilities:	1,309,561	1,728,217
Non-current liabilities:
Long-term loans	13,094,015	13,681,099
Deferred revenue-noncurrent	—	—
Total non-current liabilities	13,094,015	13,681,099
TOTAL LIABILITIES	$14,403,576	$15,409,316

	For the six months ended September 30,
	2023	2022
	(Unaudited)	(Unaudited)
Revenue	$1,493,709	$6,721,036
Net income/ (loss)	$737,179	$(1,533,605)

	For the six months ended September 30,
	2023	2022
	(Unaudited)	(Unaudited)
Net cash provided by operating activities	$1,321,718	$1,586,763
Net cash (used) and provided by investing activities	4,785	(5,526)
Net cash provided by financing activities	—	—
Effects of exchange rate changes on cash	(1,858,089)	(1,943,377)
Net cash used	$(531,586)	$(362,140)